Segmented Information (Details) - Schedule of equipment - DeepGreen Metals Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Equipment	$ 1,515,101	$ 1,309,677	$ 1,851,586
Republic of Nauru [Member]
Segment Reporting Information [Line Items]
Equipment	1,500,338	1,292,308	1,848,048
Tonga [Member]
Segment Reporting Information [Line Items]
Equipment	12,658	14,892
North America [Member]
Segment Reporting Information [Line Items]
Equipment	$ 2,105	$ 2,477	$ 3,538